Other Long-Term Receivable (Details)	Mar. 31, 2024
Minimum [Member]
Other Long-Term Receivable (Details) [Line Items]
Other receivables term non current	3 years
Maximum [Member]
Other Long-Term Receivable (Details) [Line Items]
Other receivables term non current	5 years